INCOME TAXES	12 Months Ended
Mar. 31, 2014
INCOME TAXES

15. INCOME TAXES

Income before income taxes and income taxes for the years ended March 31, 2012, 2013 and 2014 are comprised of the following components:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Income before income taxes:
Domestic	¥77,813	¥81,713	¥93,353
Foreign	37,080	19,650	52,915

Total income before income taxes	¥114,893	¥101,363	¥146,268

Income taxes:
Current income taxes:
Domestic	¥20,685	¥27,906	¥32,761
Foreign	13,514	11,749	8,139

Total current income taxes	34,199	39,655	40,900

Deferred income taxes:
Domestic	(1,148)	1,045	3,368
Foreign	(2,916)	(6,688)	6,986

Total deferred income taxes	(4,064)	(5,643)	10,354

Total income taxes	¥30,135	¥34,012	¥51,254

In Japan, a company is subject to a number of taxes, based on income, which in the aggregate indicate normal statutory income tax rates of approximately 41.0%, 38.0% and 38.0% for the years ended 2012, 2013 and 2014, respectively.

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Years ended March 31,
	2012	2013	2014
Japanese statutory income tax rate	41.0%	38.0%	38.0%
Difference in statutory tax rates of foreign subsidiaries	(6.4)	(4.8)	(4.3)
Change in valuation allowance	(1.1)	2.8	3.6
Tax credit for research and development expenses	(2.1)	(3.1)	(3.0)
Uncertainty in income taxes	1.3	(0.2)	0.4
Tax rate change*	(7.2)	—	1.2
Other	0.7	0.9	(0.9)

Effective income tax rate	26.2%	33.6%	35.0%

*	Tax rate change for the year ended March 31, 2012:

In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

*	Tax rate change for the year ended March 31, 2014:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No.10 of 2014) in Japan on March 31, 2014, special reconstruction corporation tax was repealed a year ahead of the original schedule and will not be imposed from the annual reporting periods commencing on and after April 1, 2014. As a result of such amendments, the effective Japanese statutory corporate tax rate of 38% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2014.

The components of the deferred tax assets and deferred tax liabilities at March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,643	¥1,818
Inventories	20,250	19,433
Provision for doubtful accounts and loss on bad debts	1,399	1,543
Accrued expenses	20,517	14,062
Employee benefits	26,063	27,443
Depreciation and amortization	35,898	38,260
Securities	1,530	1,140
Net operating losses and tax credit carry forwards	30,241	33,205
Other	4,144	4,919

Total gross deferred tax assets	141,685	141,823
Valuation allowance	(34,414)	(39,496)

Net deferred tax assets	¥107,271	¥102,327

Deferred tax liabilities:
Depreciation and amortization	¥16,365	¥18,656
Securities	152,251	241,341
Prepaid benefit cost	165	2,063
Other	7,203	6,728

Total deferred tax liabilities	¥175,984	¥268,788

Net deferred tax liabilities	¥(68,713)	¥(166,461)

Net deferred tax assets and liabilities at March 31, 2013 and 2014 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2013	2014
	(Yen in millions)
Deferred income taxes—current assets	¥47,349	¥41,499
Other assets	35,753	30,871
Other current liabilities	(5,586)	(2,877)
Deferred income taxes—non-current liabilities	(146,229)	(235,954)

Net deferred tax liabilities	¥(68,713)	¥(166,461)

At March 31, 2014, Kyocera had net operating losses carried forward of approximately ¥127,190 million, which are available to offset future taxable income. Of these net operating losses carried forward, the amount of ¥34,305 million recorded at domestic subsidiaries will expire within next nine years, and the amount of approximately ¥25,944 million recorded at U.S. subsidiaries will expire within next 20 years. Certain other foreign subsidiaries have net operating losses carried forward totaling approximately ¥66,941 million of which most have no expiration date.

At March 31, 2014, Kyocera had tax credits carried forward of ¥2,659 million, which are available to offset future income taxes. Of these tax credits carried forward, the amount of ¥713 million and ¥1,731 million recorded at foreign subsidiaries will expire within 20 years and will be available without expiration, respectively.

Kyocera intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. Therefore, no deferred tax liabilities have been provided on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future. Kyocera estimates this unrecognized deferred tax liabilities are ¥10,212 million at March 31, 2014. The undistributed earnings of these subsidiaries are ¥282,556 million at March 31, 2014.

Total gross deferred tax assets at March 31, 2013 and 2014 were reduced by valuation allowances of ¥34,414 million and ¥39,496 million, respectively.

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2012	2013	2014
	(Yen in millions)
Balance at beginning of year	¥24,687	¥25,192	¥34,414
Increase	2,667	9,824	3,519
Decrease	(3,523)	(4,356)	(1,044)
Other*	1,361	3,754	2,607

Balance at end of year	¥25,192	¥34,414	¥39,496

*	Other consists mainly of foreign currency translation adjustments and business combinations.

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2012	2013	2014
	(Yen in millions)
Balance at beginning of year	¥6,874	¥3,050	¥4,064
Increase—tax position in prior years	277	1,430	1,457
Increase—tax position in current year	2,135	51	187
Decrease—tax position in prior years	(868)	(33)	(324)
Settlements with taxing authorities	(5,350)	(428)	(16)
Lapse of statute of limitations	(18)	(6)	(564)

Balance at end of year	¥3,050	¥4,064	¥4,804

Gross unrecognized tax benefits on the consolidated balance sheets that if recognized would affect the effective tax rate were ¥4,064 million and ¥4,804 million, at March 31, 2013 and 2014, respectively. Kyocera expects that a significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera’s consolidated results of operations and financial position.

Kyocera recorded interest and penalties related to unrecognized tax benefits as current income tax expenses in the consolidated statement of income in the amount of ¥59 million, ¥(25) million and ¥24 million for the year ended March 31, 2012, 2013 and 2014, respectively, and as other non-current liabilities in the consolidated balance sheet in the amounts of ¥228 million and ¥303 million at March 31, 2013 and 2014, respectively. The above table excludes this accrual for estimated interest and penalties.

At March 31, 2014 Kyocera is subject to income tax examinations by tax authorities for the tax year 2013 onwards in Japan, and for the tax year 2010 onwards in the United States for its major jurisdictions.